Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

October 31, 2020

AFCY-QTLY-1220
1.809093.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Aerospace & Defense - 7.2%
Aerospace & Defense - 7.2%
HEICO Corp. Class A	114,415	$10,697,803
Teledyne Technologies, Inc. (a)	15,000	4,637,250
TransDigm Group, Inc.	41,814	19,962,422
		35,297,475
Air Freight & Logistics - 7.8%
Air Freight & Logistics - 7.8%
Air Transport Services Group, Inc. (a)	103,624	2,905,617
United Parcel Service, Inc. Class B	61,000	9,583,710
XPO Logistics, Inc. (a)	284,738	25,626,420
		38,115,747
Building Products - 7.0%
Building Products - 7.0%
Carrier Global Corp.	154,900	5,172,111
Fortune Brands Home & Security, Inc.	78,000	6,307,860
Trane Technologies PLC	148,235	19,678,196
Trex Co., Inc. (a)	41,500	2,885,910
		34,044,077
Commercial Services & Supplies - 5.0%
Diversified Support Services - 5.0%
Cintas Corp.	29,700	9,342,135
Copart, Inc. (a)	139,300	15,373,148
		24,715,283
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
AECOM (a)	23,600	1,058,224
Electrical Equipment - 15.7%
Electrical Components & Equipment - 15.7%
AMETEK, Inc.	269,034	26,419,139
Regal Beloit Corp.	183,879	18,139,663
Rockwell Automation, Inc.	44,900	10,646,688
Sensata Technologies, Inc. PLC (a)	32,100	1,403,091
Vertiv Holdings Co.	1,142,100	20,158,065
		76,766,646
Industrial Conglomerates - 11.1%
Industrial Conglomerates - 11.1%
Honeywell International, Inc.	72,194	11,908,400
Roper Technologies, Inc.	113,632	42,196,107
		54,104,507
Machinery - 22.3%
Industrial Machinery - 22.3%
Colfax Corp. (a)	485,222	13,193,186
Fortive Corp.	396,775	24,441,340
IDEX Corp.	26,534	4,521,128
Illinois Tool Works, Inc.	89,900	17,609,612
Ingersoll Rand, Inc. (a)	82,900	2,896,526
ITT, Inc.	6,951	420,605
Nordson Corp.	75,100	14,526,593
Otis Worldwide Corp.	74,000	4,534,720
Parker Hannifin Corp.	63,400	13,210,024
Pentair PLC	40,400	2,010,304
Stanley Black & Decker, Inc.	60,000	9,972,000
Xylem, Inc.	20,500	1,786,370
		109,122,408
Professional Services - 6.0%
Human Resource & Employment Services - 4.6%
TriNet Group, Inc. (a)	331,031	22,814,657
Research & Consulting Services - 1.4%
CoStar Group, Inc. (a)	8,100	6,671,241

TOTAL PROFESSIONAL SERVICES		29,485,898

Road & Rail - 15.1%
Railroads - 9.0%
CSX Corp.	173,795	13,719,377
Kansas City Southern	42,484	7,483,132
Norfolk Southern Corp.	31,191	6,522,662
Union Pacific Corp.	91,979	16,297,759
		44,022,930
Trucking - 6.1%
Knight-Swift Transportation Holdings, Inc. Class A	11,368	431,870
Marten Transport Ltd.	8,767	134,530
Old Dominion Freight Lines, Inc.	80,600	15,343,822
Saia, Inc. (a)	66,100	9,760,326
Uber Technologies, Inc. (a)	131,200	4,383,392
		30,053,940

TOTAL ROAD & RAIL		74,076,870

Trading Companies & Distributors - 2.4%
Trading Companies & Distributors - 2.4%
Fastenal Co.	114,200	4,936,866
HD Supply Holdings, Inc. (a)	30,234	1,205,127
United Rentals, Inc. (a)	31,500	5,616,135
		11,758,128
TOTAL COMMON STOCKS
(Cost $381,380,169)		488,545,263

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.10% (b)
(Cost $1,350,583)	1,350,313	1,350,583
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $382,730,752)		489,895,846
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(647,578)
NET ASSETS - 100%		$489,248,268

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,414
Fidelity Securities Lending Cash Central Fund	74
Total	$1,488

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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